Annual Total Returns [BarChart] - 1290 Retirement 2040 Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(4.72%)
Annual Return 2019	21.79%
Annual Return 2020	8.17%